Loans	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Loans

Note 4 – Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2013 and 2012:

(Dollars in thousands)	2013	2012
Commercial:
Commercial, financial, and industrial	$7,923,576	$8,796,956
Commercial real estate	1,133,279	1,168,235
Retail:
Consumer real estate (a)	5,333,371	5,688,703
Permanent mortgage (b)	662,242	765,583
Credit card & other	336,606	289,105
Loans, net of unearned income	$15,389,074	$16,708,582
Allowance for loan losses	253,809	276,963
Total net loans	$15,135,265	$16,431,619

Certain previously reported amounts have been reclassified to agree with current presentation.

  Balances as of December 31, 2013 and 2012, include $333.8 million and $402.4 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
  Balances as of December 31, 2013 and 2012, include $11.2 million and $13.2 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.

COMPONENTS OF THE LOAN PORTFOLIO

The loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. GAAP defines a portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit impaired), risk characteristics of the loan, and FHN's method for monitoring and assessing credit risk. Commercial loan portfolio segments include C&I and CRE. Commercial classes within C&I include general C&I, loans to mortgage companies, the TRUPs portfolio and PCI loans. Commercial classes within commercial real estate include income CRE, residential CRE and PCI loans. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Retail classes include HELOC, R/E installment and PCI loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.

Concentrations

FHN has a concentration of loans secured by residential real estate (39 percent of total loans), the majority of which is in the consumer real estate portfolio (35 percent of total loans). Loans to finance and insurance companies total $1.7 billion (22 percent of the C&I portfolio, or 11 percent of the total loans). FHN had loans to mortgage companies, commercial lines of credit to qualified mortgage companies exclusively for the temporary warehousing of eligible mortgage loans prior to the borrower's sale of those mortgage loans to third party investors, totaling $0.8 billion (10 percent of the C&I portfolio, or 5 percent of total loans) as of December 31, 2013. As a result, 32 percent of the C&I category was sensitive to impacts on the financial services industry.

Restrictions

On December 31, 2013, $5.5 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2013, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans and secured borrowings, to secure potential borrowings from the FHLB-Cincinnati. Restricted and secured borrowings loans secure borrowings associated with both consolidated and nonconsolidated VIEs. See Note 24—Variable Interest Entities for additional discussion.

Acquisition

On June 7, 2013, FHN acquired substantially all of the assets and liabilities of MNB from the FDIC. The acquisition included approximately $249 million of loans. These loans were initially recorded at fair value which incorporates expected credit losses, among other things, in accordance with ASC 805 resulting in no carryover of allowance for loan loss from the acquiree. See Note 2 - Acquisitions and Divestitures for additional information regarding the acquisition. At acquisition, FHN designated certain loans as purchase credit impaired (see discussion below) with the remaining loans accounted for under ASC 310-20, "Nonrefundable Fees and Other Costs". For loans accounted for under ASC 310-20, the difference between the loans' book value to MNB and the estimated fair value at the time of the acquisition will be accreted back into interest income over the remaining contractual life and the subsequent accounting and reporting will be similar to FHN's originated loan portfolio.

Purchase Credit Impaired Loans

ASC 310-30 "Accounting for Certain Loans or Debt Securities Acquired in a Transfer", provides guidance for acquired loans that have experienced deterioration of credit quality between origination and the time of acquisition and for which the timely collection of the interest and principal is no longer reasonably assured ("PCI loans"). FHN considered several factors when determining whether a loan met the definition of a PCI loan at the time of acquisition including accrual status, loan grade, delinquency trends, prior partial charge-offs, as well as both originated versus refreshed credit scores and ratios when available.

PCI loans are initially recorded at fair value which was estimated by discounting expected cash flows at acquisition date. The expected cash flow includes all contractually expected amounts (including interest) and incorporates an estimate for future expected credit losses, pre-payment assumptions, and yield requirement for a market participant, among other things. To the extent possible, certain PCI loans were aggregated into pools with composite interest rate and cash flows expected to be collected for the pool. Aggregation into loan pools is based on common risk characteristics that include similar credit risk or risk ratings, and one or more predominant risk characteristics. Generally, FHN pooled loans with smaller balances and common internal loan grades and portfolio types. Subsequent to the initial accounting at acquisition, each PCI pool is accounted for as a single unit.

The following table reflects FHN's contractually required payments receivable, cash flows expected to be collected, and the fair value of purchase credit impaired ("PCI") loans at the acquisition date of June 7, 2013.

(Dollars in thousands)	June 7, 2013
Contractually required payments including interest	$79,676
Less: nonaccretable difference	(23,750)
Cash flows expected to be collected	55,926
Less: accretable yield	(6,650)
Fair value of loans acquired	$49,276

The following table presents a rollforward of the accretable yield for the December 31, 2013:

Year Ended
(Dollars in thousands)	December 31, 2013
Balance, beginning of period	$-
Impact of acquisition/purchase on June 7, 2013	6,650
Accretion	(2,234)
Adjustment for payoffs	(104)
Adjustment for charge-offs	(4)
Increase in accretable yield (a)	9,182
Balance, end of period	$13,490

  Includes changes in the accretable yield due to both transfers from the nonaccretable difference and also due to the impact of changes in actual and expected timing of the cash flows.

At December 31, 2013, the ALLL related to PCI loans was $.8 million while net charge-offs and loan loss provision recognized during 2013 were $.4 million and $1.2 million, respectively. The following table reflects the outstanding principal balance and carrying amounts of the acquired PCI loans as of December 31, 2013:

	December 31, 2013
(Dollars in thousands)	Ending balance	Unpaid balance
Commercial, financial and industrial	$7,077	$9,169
Commercial real estate	38,042	53,648
Consumer real estate	878	1,291
Credit card and other	12	21
Total	$46,009	$64,129

Regulatory Focus on Consumer Loan Accounting and Reporting

In first quarter 2012, the Office of the Comptroller of Currency ("OCC") issued interagency guidance related to ALLL estimation and nonaccrual practices, and risk management policies for junior lien loans. As a result, FHN modified its nonaccrual policies in first quarter 2012, to place current second liens on nonaccrual if the first lien is owned or serviced by FHN and is 90 or more days past due. For non FHN-serviced first liens, in second, third and fourth quarters of 2013, FHN received information from a third party vendor regarding the performance status of those first liens and placed stand-alone second liens on nonaccrual if the first lien was 90 days or more past due or had been modified as a TDR. Because probable incurred losses had been contemplated in the allowance for loan loss estimate in prior quarters, this new information did not result in a significant increase in the ALLL.

In third quarter 2012, the OCC clarified that residential real estate loans in which personal liability has been discharged through Chapter 7 bankruptcy and not reaffirmed by the borrower are collateral dependent and should be reported as nonaccruing TDR. As a result, FHN charged-down such loans to the net realizable value of the collateral and the remaining balances were reported as nonaccruing TDRs regardless of the loan's delinquency status. The incremental provision expense and net charge-offs due to the implementation of this guidance were approximately $23 million and approximately $33 million in 2012, respectively.

Because of the composition of FHN's residential real estate portfolios, these changes most significantly impacted the consumer real estate portfolio segment. The level of nonperforming loans and TDRs in the consumer real estate and permanent mortgage portfolios was affected by the regulatory actions discussed above.

Loan Sales

In third quarter 2011, FHN executed bulk sales of certain consumer and commercial loans, a significant majority of which were nonperforming. The largest transaction was a sale of permanent mortgages with an unpaid principal balance of approximately $188 million, or $126 million after consideration of partial charge-offs and LOCOM adjustments previously taken on the loans. FHN recognized a loss on sale of $29.8 million which is recognized within the loan loss provision and $40.2 million of net charge-offs associated with this sale. FHN also sold nonperforming commercial loans with unpaid principal balance (“UPB”) of approximately $32 million and $23 million after consideration of amounts already charged off. FHN recognized a loss which is reflected in the loan loss provision of $6.0 million and $7.3 million of net charge-offs related to this commercial loan bulk sale.

ALLOWANCE FOR LOAN LOSSES

The ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail loans, both determined in accordance with ASC 450-20-50. The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics and are subject to qualitative adjustments by management to reflect current events, trends, and conditions (including economic considerations and trends). The slow economic recovery, performance of the housing market, unemployment levels, the regulatory environment, regulatory guidance, and both positive and negative portfolio segment-specific trends, are examples of additional factors considered by management in determining the ALLL. The ALLL also includes reserves determined in accordance with ASC 310-10-35 for loans determined by management to be individually impaired and an immaterial reserve associated with PCI loans.

Commercial

For commercial loans, reserves are established using historical net loss factors by grade level, loan product, and business segment. An assessment of the quality of individual commercial loans is made utilizing credit grades assigned internally based on a dual grading system which estimates both the probability of default (“PD”) and loss severity in the event of default. PD grades range from 1-16 while estimated loss severities, or loss given default (“LGD”) grades, range from 1-12. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. The appropriate relationship team performs the process of categorizing commercial loans into the appropriate credit grades, initially as a component of the approval of the loan, and subsequently throughout the life of the loan as part of the servicing regimen. The proper loan grade for larger exposures is confirmed by a senior credit officer in the approval process. To determine the most appropriate credit grade for each loan, the credit risk grading system employs scorecards for particular categories of loans that consist of a number of objective and subjective measures that are weighted in a manner that produces a rank ordering of risk within pass-graded credits. Loan grading discipline is regularly reviewed by Credit Risk Assurance to determine if the process continues to result in accurate loan grading across the portfolio. FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades.

Retail

The ALLL for smaller-balance homogenous retail loans is determined based on pools of similar loan types that have similar credit risk characteristics. FHN manages retail loan credit risk on a class basis. Reserves by portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for retail loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months.

Individually Impaired

Generally, classified nonaccrual commercial loans over $1 million and all commercial and consumer loans classified as TDRs are deemed to be impaired and are individually assessed for impairment measurement in accordance with ASC 310-10-35. For all commercial portfolio segments, TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan's effective interest rate (“the DCF method”), observable market prices, or for loans that are solely dependent on the collateral for repayment, the net realizable value. For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the ALLL until such time as a loss is expected and recognized; for impaired collateral-dependent loans, FHN will charge off the full difference between the book value and the best estimate of net realizable value.

Generally, the allowance for TDRs in all consumer portfolio segments is determined by estimating the expected future cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discount rates of variable rate TDRs are adjusted to reflect changes in the interest rate index in which the rates are tied. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. Residential real estate loans discharged through bankruptcy are collateral-dependent and are charged down to net realizable value.

In 2011, FHN estimated TDR reserves for the permanent mortgage portfolio segment by using roll-rate models that estimated reserves for the permanent mortgage portfolio both with and without TDRs. Additionally, a qualitative factor representing the incremental inherent loss for such TDRs was applied to estimate the total required reserves for permanent mortgage TDRs. In first quarter 2012, FHN began utilizing a DCF model for estimating such reserves consistent with all other retail portfolio segments.

The following table provides a rollforward of the allowance for loan losses by portfolio segment for 2013, 2012 and 2011:
		Commercial	Consumer	Permanent	Credit Card
(Dollars in thousands)	C&I	Real Estate	Real Estate	Mortgage	and Other	Total
Balance as of January 1, 2011	$239,469	$155,085	$192,350	$65,009	$12,886	$664,799
Charge-offs (a)	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000
Balance as of December 31, 2011	130,413	55,586	165,077	26,194	7,081	384,351
Allowance - individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance - collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	164,217	115,319	112,231	75,748	1,117	468,632
Collectively evaluated for impairment	7,850,710	1,263,091	5,779,315	752,445	282,934	15,928,495
Total loans, net of unearned	$8,014,927	$1,378,410	$5,891,546	$828,193	$284,051	$16,397,127
Balance as of January 1, 2012	$130,413	$55,586	$165,077	$26,194	$7,081	$384,351
Charge-offs (b)	(30,887)	(19,977)	(147,918)	(13,604)	(12,624)	(225,010)
Recoveries	11,151	4,475	17,770	3,024	3,202	39,622
Provision (c)	(14,486)	(20,087)	94,020	9,314	9,239	78,000
Balance as of December 31, 2012	96,191	19,997	128,949	24,928	6,898	276,963
Allowance - individually evaluated for impairment	17,799	156	35,289	21,713	203	75,160
Allowance - collectively evaluated for impairment	78,392	19,841	93,660	3,215	6,695	201,803
Loans, net of unearned as of December 31, 2012:
Individually evaluated for impairment	123,636	49,517	160,000	120,924	818	454,895
Collectively evaluated for impairment	8,673,320	1,118,718	5,528,703	644,659	288,287	16,253,687
Total loans, net of unearned	$8,796,956	$1,168,235	$5,688,703	$765,583	$289,105	$16,708,582
Balance as of January 1, 2013	$96,191	$19,997	$128,949	$24,928	$6,898	$276,963
Charge-offs	(22,936)	(3,502)	(73,642)	(9,934)	(11,404)	(121,418)
Recoveries	12,487	4,275	21,360	2,473	2,669	43,264
Provision	704	(10,167)	50,118	5,024	9,321	55,000
Balance as of December 31, 2013	86,446	10,603	126,785	22,491	7,484	253,809
Allowance - individually evaluated for impairment	14,295	1,600	44,173	17,042	224	77,334
Allowance - collectively evaluated for impairment	72,132	8,218	82,601	5,449	7,258	175,658
Allowance - purchased credit impaired loans	19	785	11	-	2	817
Loans, net of unearned as of December 31, 2013:
Individually evaluated for impairment	80,231	27,812	170,422	121,458	545	400,468
Collectively evaluated for impairment	7,836,250	1,066,639	5,162,060	540,784	336,047	14,941,780
Purchased credit impaired loans	7,095	38,828	889	-	14	46,826
Total loans, net of unearned	$7,923,576	$1,133,279	$5,333,371	$662,242	$336,606	$15,389,074

Certain previously reported amounts have been reclassified to agree with current presentation.

  2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
  2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
  2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.

Impaired Loans

The following tables provide information at December 31, 2013 and 2012, by class related to individually impaired loans and consumer TDR's. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment. For purposes of this disclosure, PCI loans and LOCOM have been excluded.

	2013
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$26,626	$28,089	$-	$46,486	$108
TRUPs	6,500	6,500	-	9,563	-
Income CRE	8,524	16,552	-	21,304	168
Residential CRE	0	0	-	8,145	122
Total	$41,650	$51,141	$-	$85,498	$398
Retail:
HELOC (a)	$16,825	$38,624	$-	$19,418	$-
R/E installment loans (a)	11,009	14,062	-	11,955	-
Permanent mortgage (a)	8,460	11,943	-	8,835	-
Total	$36,294	$64,629	$-	$40,208	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,741	$23,016	$1,548	$18,291	$185
TRUPs	33,610	33,610	12,747	37,791	-
Income CRE	12,374	14,094	810	5,725	201
Residential CRE	6,914	12,249	790	3,148	153
Total	$69,639	$82,969	$15,895	$64,955	$539
Retail:
HELOC	$70,297	$71,692	$16,506	$66,154	$1,821
R/E installment loans	72,291	73,230	27,667	72,408	1,340
Permanent mortgage	112,998	125,666	17,042	112,356	2,990
Credit card & other	545	545	224	698	29
Total	$256,131	$271,133	$61,439	$251,616	$6,180
Total commercial	$111,289	$134,110	$15,895	$150,453	$937
Total retail	$292,425	$335,762	$61,439	$291,824	$6,180
Total impaired loans	$403,714	$469,872	$77,334	$442,277	$7,117

  All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	2012
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
(Dollars in thousands)	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$60,313	$78,287	$-	$63,145	$669
TRUPs	24,000	24,000	-	43,848	-
Income CRE	33,800	45,876	-	52,812	324
Residential CRE	14,639	22,045	-	21,502	268
Total	$132,752	$170,208	$-	$181,307	$1,261
Retail:
HELOC (a)	$20,338	$41,103	$-	$4,214	$-
R/E installment loans (a)	10,322	13,800	-	2,401	-
Permanent mortgage (a)	9,210	11,616	-	2,848	-
Total	$39,870	$66,519	$-	$9,463	$-
Impaired loans with related allowance recorded:
Commercial:
General C&I	$10,301	$10,301	$1,991	$16,182	$100
TRUPs	33,700	33,700	15,808	33,700	-
Income CRE	1,078	1,078	156	1,699	54
Residential CRE	-	-	-	11,873	-
Total	$45,079	$45,079	$17,955	$63,454	$154
Retail:
HELOC	$59,650	$59,940	$15,372	$55,348	$1,597
R/E installment loans	69,690	70,277	19,917	67,409	1,136
Permanent mortgage	111,714	123,879	21,713	93,731	2,818
Credit card & other	818	818	203	960	32
Total	$241,872	$254,914	$57,205	$217,448	$5,583
Total commercial	$177,831	$215,287	$17,955	$244,761	$1,415
Total retail	$281,742	$321,433	$57,205	$226,911	$5,583
Total impaired loans	$459,573	$536,720	$75,160	$471,672	$6,998

Certain previously reported amounts have been reclassified to agree with current presentation.

  All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

Asset Quality Indicators

As previously discussed, FHN employs a dual grade commercial risk grading methodology to assign an estimate for PD and the LGD for each commercial loan using factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed annually or earlier whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. LGD grades are assigned based on a scale of 1-12 and represent FHN's expected recovery based on collateral type in the event a loan defaults.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2013 and 2012:
	December 31, 2013
		Loans to							Allowance
	General	Mortgage		Income	Residential			Percentage	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total		of Total	Losses
PD Grade:
1	$239,141	$-	$-	$-	$-	$239,141		3%	$85
2	216,173	-	-	3,363	-	219,536		2	80
3	224,224	-	-	739	83	225,046		2	206
4	321,423	-	-	13,005	213	334,641		4	410
5	821,158	-	-	42,420	225	863,803		10	1,331
6	876,982	96,287	-	229,098	9,989	1,212,356		13	1,643
7	1,135,378	172,236	-	216,744	6,527	1,530,885		17	2,578
8	953,398	295,436	-	218,619	136	1,467,589		16	4,426
9	683,223	167,533	-	111,260	953	962,969		11	8,381
10	402,532	48,802	-	64,893	1,850	518,077		6	7,276
11	387,907	10,169	-	29,774	1,637	429,487		5	9,687
12	129,741	-	-	32,796	4,333	166,870		2	2,488
13	163,458	-	331,940	16,666	2,886	514,950		6	9,047
14,15,16	154,860	146	4,103	52,879	5,551	217,539		2	32,712
Collectively evaluated for impairment	6,709,598	790,609	336,043	1,032,256	34,383	8,902,889		99	80,350
Individually evaluated for impairment	43,367	-	36,864	20,898	6,914	108,043		1	15,895
Total commercial loans	$6,752,965	$790,609	$372,907	$1,053,154	$41,297	$9,010,932	(b)	100%	$96,245	(c)

	December 31, 2012
		Loans to						Allowance
	General	Mortgage		Income	Residential		Percent of	for Loan
(Dollars in thousands)	C&I	Companies	TRUPS (a)	CRE	CRE	Total	Total	Losses
PD Grade:
1	$223,753	$-	$-	$-	$-	$223,753	2%	$68
2	138,496	-	-	2,538	-	141,034	1	94
3	182,611	-	-	6,300	-	188,911	2	113
4	272,054	-	-	5,640	21	277,715	3	325
5	636,316	-	-	51,342	329	687,987	7	1,712
6	904,504	135,403	-	172,890	6,348	1,219,145	12	3,736
7	1,033,442	500,936	-	162,352	2,069	1,698,799	17	4,379
8	1,022,304	720,352	-	178,995	192	1,921,843	20	7,899
9	586,753	386,751	-	154,323	814	1,128,641	11	10,231
10	479,752	80,543	-	116,512	1,529	678,336	7	8,938
11	468,761	-	-	58,432	1,558	528,751	5	10,457
12	168,556	-	-	21,674	190	190,420	2	3,337
13	124,950	-	338,177	50,353	13,147	526,627	5	9,814
14,15,16	248,026	362	20,518	93,701	17,469	380,076	4	37,130
Collectively evaluated for impairment	6,490,278	1,824,347	358,695	1,075,052	43,666	9,792,038	98	98,233
Individually evaluated for impairment	70,614	-	53,022	34,878	14,639	173,153	2	17,955
Total commercial loans	$6,560,892	$1,824,347	$411,717	$1,109,930	$58,305	$9,965,191	100%	$116,188

  Balances as of December 31, 2013 and 2012, presented net of $29.4 million and $34.2 million, respectively, in lower of cost or market (“LOCOM”) valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13".
  Balance as of December 31, 2013, excludes PCI loans amounting to $45.9 million.
  Allowance excludes $.8 million related to PCI loans as of December 31, 2013.

The retail portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of retail loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other retail portfolio.

The following tables reflect period-end balances and average FICO scores by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2013 and 2012:

HELOC
	December 31, 2013			December 31, 2012
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$79,550	711	701	$121,429	716	708
2003	141,215	725	711	224,840	733	724
2004	395,323	727	716	492,482	727	718
2005	531,839	732	720	616,956	734	719
2006	383,366	740	726	455,425	741	727
2007	406,299	744	728	480,057	745	728
2008	223,110	753	747	259,298	755	748
2009	115,863	750	744	142,069	752	747
2010	114,393	753	749	141,286	754	751
2011	112,595	758	753	137,966	760	758
2012	138,373	759	760	154,883	761	759
2013	164,665	759	762	-	-	-
Total	$2,806,591	740	730	$3,226,691	741	730

R/E Installment Loans	December 31, 2013			December 31, 2012
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2003	$23,827	681	683	$36,982	686	684
2003	74,451	716	725	111,571	720	728
2004	54,240	701	700	72,280	705	705
2005	161,205	717	711	209,290	718	712
2006	173,994	715	701	224,722	718	704
2007	249,198	725	709	317,846	727	711
2008	85,192	723	720	113,279	727	722
2009	38,842	742	737	59,800	746	743
2010	125,094	748	755	153,172	746	753
2011	335,343	760	760	409,574	760	762
2012	690,461	764	764	753,496	764	761
2013	514,933	757	754	-	-	-
Total	$2,526,780	746	742	$2,462,012	743	738

Permanent Mortgage	December 31, 2013			December 31, 2012
		Average	Average		Average	Average
(Dollars in thousands)	Period End	Origination	Refreshed	Period End	Origination	Refreshed
Origination Vintage	Balance	FICO	FICO	Balance	FICO	FICO
pre-2004	$194,369	725	725	$200,999	725	728
2004	22,720	713	694	29,948	714	691
2005	40,272	737	712	49,055	740	713
2006	79,367	730	711	92,863	733	713
2007	223,440	734	710	267,367	734	711
2008	102,074	741	714	125,351	741	712
Total	$662,242	731	714	$765,583	732	711

The following table reflects accruing delinquency amounts for the credit card and other portfolio classes as of December 31:

	Credit Card		Other
(Dollars in thousands)	2013	2012	2013	2012
Accruing delinquent balances:
30-89 days past due	$1,792	$1,731	$996	$626
90+ days past due	1,369	1,707	394	126
Total	$3,161	$3,438	$1,390	$752

Nonaccrual and Past Due Loans

The following table reflects accruing and non-accruing loans by class on December 31, 2013:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,701,185	$8,606	$425	$6,710,216	$19,039	$3,668	$20,042	$42,749	$6,752,965
Loans to mortgage companies	790,463	-	-	790,463	-	-	146	146	790,609
TRUPs (a)	336,043	-	-	336,043	-	-	36,864	36,864	372,907
Purchased credit impaired loans	5,710	-	1,385	7,095	-	-	-	-	7,095
Total commercial (C&I)	7,833,401	8,606	1,810	7,843,817	19,039	3,668	57,052	79,759	7,923,576
Commercial real estate:
Income CRE	1,030,910	5,822	-	1,036,732	4,339	395	11,688	16,422	1,053,154
Residential CRE	39,295	323	-	39,618	130	-	1,549	1,679	41,297
Purchased credit impaired loans	34,786	2,964	1,078	38,828	-	-	-	-	38,828
Total commercial real estate	1,104,991	9,109	1,078	1,115,178	4,469	395	13,237	18,101	1,133,279
Consumer real estate:
HELOC	2,688,193	25,609	14,683	2,728,485	59,385	5,261	13,460	78,106	2,806,591
R/E installment loans	2,466,647	12,951	6,801	2,486,399	29,221	3,120	7,151	39,492	2,525,891
Purchased credit impaired loans	889	-	-	889	-	-	-	-	889
Total consumer real estate	5,155,729	38,560	21,484	5,215,773	88,606	8,381	20,611	117,598	5,333,371
Permanent mortgage	606,707	11,235	6,129	624,071	14,868	952	22,351	38,171	662,242
Credit card & other
Credit card	182,798	1,792	1,369	185,959	-	-	-	-	185,959
Other	147,846	996	394	149,236	1,397	-	-	1,397	150,633
Purchased credit impaired loans	14	-	-	14	-	-	-	-	14
Total credit card & other	330,658	2,788	1,763	335,209	1,397	-	-	1,397	336,606
Total loans, net of unearned	$15,031,486	$70,298	$32,264	$15,134,048	$128,379	$13,396	$113,251	$255,026	$15,389,074

  Total TRUPs includes LOCOM valuation allowance of $29.4 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2012:

	Accruing				Non-Accruing
		30-89	90+			30-89	90+	Total
		Days	Days	Total		Days	Days	Non-	Total
(Dollars in thousands)	Current	Past Due	Past Due	Accruing	Current	Past Due	Past Due	Accruing	Loans
Commercial (C&I):
General C&I	$6,473,770	$17,484	$422	$6,491,676	$28,553	$3,631	$37,032	$69,216	$6,560,892
Loans to mortgage companies	1,822,471	1,514	-	1,823,985	-	-	362	362	1,824,347
TRUPs (a)	358,695	-	-	358,695	-	-	53,022	53,022	411,717
Total commercial (C&I)	8,654,936	18,998	422	8,674,356	28,553	3,631	90,416	122,600	8,796,956
Commercial real estate:
Income CRE	1,072,436	4,535	-	1,076,971	8,336	920	23,703	32,959	1,109,930
Residential CRE	45,694	-	-	45,694	1,531	-	11,080	12,611	58,305
Total commercial real estate	1,118,130	4,535	-	1,122,665	9,867	920	34,783	45,570	1,168,235
Consumer real estate:
HELOC	3,137,361	29,704	21,446	3,188,511	25,254	2,263	10,663	38,180	3,226,691
R/E installment loans	2,409,336	17,454	8,957	2,435,747	17,272	2,394	6,599	26,265	2,462,012
Total consumer real estate	5,546,697	47,158	30,403	5,624,258	42,526	4,657	17,262	64,445	5,688,703
Permanent mortgage	715,425	7,845	9,592	732,862	11,426	2,542	18,753	32,721	765,583
Credit card & other
Credit card	179,171	1,731	1,707	182,609	-	-	-	-	182,609
Other	104,046	626	126	104,798	1,698	-	-	1,698	106,496
Total credit card & other	283,217	2,357	1,833	287,407	1,698	-	-	1,698	289,105
Total loans, net of unearned	$16,318,405	$80,893	$42,250	$16,441,548	$94,070	$11,750	$161,214	$267,034	$16,708,582

  Total TRUPs includes LOCOM valuation allowance of $34.2 million.

Troubled Debt Restructurings

As part of FHN's ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. FHN considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. As such, qualification criteria and payment terms consider the borrower's current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower's financial situation are assessed when determining whether they are experiencing financial difficulty, particularly as it relates to commercial borrowers due to the complex nature of loan structures, business/industry risk, and borrower/guarantor structures. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, or principal forgiveness. When evaluating whether a concession has been granted, FHN also considers whether the borrower has provided additional collateral or guarantors, among other things, and whether such additions adequately compensate FHN for the restructured terms. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty and whether a concession has been granted is subjective in nature and management's judgment is required when determining whether a modification is classified as a TDR.

For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 6 to 12 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor in exchange for payment, or entering into short sale agreements. FHN's proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as Home Affordable Modification Program (“HAMP”). Within the HELOC and R/E installment loans classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. Permanent mortgage TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 2 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. After 5 years the interest rate steps up 1 percent every year thereafter until it reaches the Federal Home Loan Mortgage Corporation ("Freddie Mac," "Freddie," or "FHLMC") Weekly Survey Rate cap. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.

In 2012, the OCC clarified that the discharge of personal liability through bankruptcy proceedings should be considered a concession. As a result, FHN classified all non-reaffirmed residential real estate loans after bankruptcy as nonaccruing TDRs in third quarter 2012.

On December 31, 2013 and 2012, FHN had $352.3 million and $358.0 million portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $64.6 million and $58.9 million, or 18 percent as of December 31, 2013, and 16 percent as of December 31, 2012. Additionally, FHN had restructured $193.9 million and $178.2 million of loans held-for-sale as of December 31, 2013 and 2012, respectively.

The following table reflects portfolio loans that were classified as TDRs during the years ended December 31, 2013 and 2012:

	2013			2012
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
(Dollars in thousands)	Number	Recorded Investment	Recorded Investment	Number	Recorded Investment	Recorded Investment
Commercial (C&I):
General C&I	13	$17,968	$17,784	25	$24,451	$24,620
Total commercial (C&I)	13	17,968	17,784	25	24,451	24,620
Commercial real estate:
Income CRE	5	4,221	4,187	10	13,381	12,836
Residential CRE	-	-	-	2	88	87
Total commercial real estate	5	4,221	4,187	12	13,469	12,923
Consumer real estate:
HELOC	354	26,606	26,224	901	35,078	34,852
R/E installment loans	426	30,400	30,104	738	31,870	30,993
Total consumer real estate	780	57,006	56,328	1,639	66,948	65,845
Permanent mortgage	49	18,716	19,184	140	74,245	74,055
Credit card & other	50	233	221	201	1,121	1,081
Total troubled debt restructurings	897	$98,144	$97,704	2,017	$180,234	$178,524

The following table presents TDRs which re-defaulted during 2013 and 2012 and as to which the modification occurred 12 months or less prior to the re-default. Financing receivables that became classified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that were in default during the period and then determining whether they were modified within the 12 months prior to the default. For purposes of this disclosure, FHN generally defines payment default as a loan being 30 or more days past due.

	2013		2012
		Recorded		Recorded
(Dollars in thousands)	Number	Investment	Number	Investment
Commercial (C&I):
General C&I	11	$6,705	38	$29,295
Total commercial (C&I)	11	6,705	38	29,295
Commercial real estate:
Income CRE	4	1,548	23	20,172
Residential CRE	1	33	4	292
Total commercial real estate	5	1,581	27	20,464
Consumer real estate:
HELOC	13	604	34	3,722
R/E installment loans	8	428	36	3,619
Total consumer real estate	21	1,032	70	7,341
Permanent mortgage	17	7,832	15	6,014
Credit card & other	17	65	20	72
Total troubled debt restructurings	71	$17,215	170	$63,186

The determination of whether a TDR is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer real estate loan on nonaccrual status if it is 30 or more days delinquent upon modification into a TDR. For commercial loans, nonaccrual TDRs that are reasonably assured of repayment according to their modified terms may be returned to accrual status by FHN upon a detailed credit evaluation of the borrower's financial condition and prospects for repayment under the revised terms. For consumer loans, FHN's evaluation supporting the decision to return a modified loan to accrual status includes consideration of the borrower's sustained historical repayment performance for a reasonable period prior to the date on which the loan is returned to accrual status, which is generally a minimum of six months. FHN may also consider a borrower's sustained historical repayment performance for a reasonable time prior to the restructuring in assessing whether the borrower can meet the restructured terms, as it may indicate that the borrower is capable of servicing the level of debt under the modified terms. Otherwise, FHN will continue to classify restructured loans as nonaccrual. Consistent with regulatory guidance, upon sustained performance and classification as a TDR over FHN's year-end, the loan will be removed from TDR status as long as the modified terms were market-based at the time of modification.